July 15, 2005

Supplement

SUPPLEMENT DATED JULY 15, 2005 TO THE PROSPECTUS OF
MORGAN STANLEY FUND OF FUNDS
Dated November 30, 2004

Effective August 1, 2005, the Board of Trustees of Morgan Stanley Fund of Funds (the "Fund") approved changing the Fund's name to "Morgan Stanley Multi-Asset Class Fund." Upon effectiveness of this change, all references to "Morgan Stanley Fund of Funds" in the Prospectus will be replaced with "Morgan Stanley Multi-Asset Class Fund."

Separately, effective August 29, 2005, the Prospectus is revised as follows:

The first two sentences of the second paragraph in the section titled "How to Exchange Shares – Permissible Fund Exchanges" are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

36016SPT-01

July 15, 2005

Supplement

SUPPLEMENT DATED JULY 15, 2005
TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY FUND OF FUNDS
Dated November 30, 2004

Effective August 1, 2005, the name of Morgan Stanley Fund of Funds will be changed to "Morgan Stanley Multi-Asset Class Fund." All references to "Morgan Stanley Fund of Funds" in the Statement of Additional Information are hereby replaced with "Morgan Stanley Multi-Asset Class Fund."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.